Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Loan receivables - principals	¥ 126,597	¥ 134,246
Loan receivables - service fee	1,983	2,034
Allowance for doubtful accounts	(28,615)	(23,169)	¥ (4,633)	¥ (1,222)
Loan receivables, net	¥ 99,965	¥ 113,111